Stockholder's Equity	12 Months Ended
Dec. 31, 2013
Stockholder's Equity
Stockholder's Equity

7.    Stockholder’s Equity

The Board of Directors of the Company has authorized 100,000 shares of common stock with a par value of $20 per share. All the shares are issued and outstanding as of December 31, 2013 and 2012 and are owned by the Parent (see Note 1). The Company paid dividends of $10,033, $609, and $4,381 at December 31, 2013, 2012 and 2011, respectively. The Company returned capital of $959 at December 31, 2013. There was no return of capital in 2012 or 2011.

The maximum amount of dividends which can be paid by State of New York insurance companies to shareholders without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note 8).

The Parent contributed capital of $2,127 in the year ending December 31, 2011, in the form of a deferred tax asset.  The tax allocation agreement was amended in 2011 to contribute a capital loss deferred tax asset of an affiliated entity to offset the Company’s net capital gains. There was no capital contributed in 2013 or 2012.